STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2019
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

21.  STOCK-BASED COMPENSATION PLANS

(a)	Ultimate parent corporation plans

(i)Stock option plan

Under a stock option plan established by the ultimate parent corporation, 26,000,000 Quebecor Inc. Class B Subordinate Shares (“Quebecor Class B Shares”) have been set aside for directors, officers, senior employees, and other key employees of the ultimate parent corporation and those of the Corporation. The exercise price of each option is equal to the weighted average trading price of the Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. As per the provisions of the plan, options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. The Board of Directors of the ultimate parent corporation may, at its discretion, affix different vesting periods at the time of each grant. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Quebecor Class B Shares at the corresponding option exercise price, or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. Holders of options have committed to obtain the consent of the ultimate parent corporation before exercising their right to subscribe the shares for which they exercise their options.

The following table gives details on changes to outstanding options for the years ended December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning and end of year	428,900	$18.89	100,000	$12.75
Granted	545,000	31.59	428,900	18.89
Transferred[1]	580,000	18.87	—	—
Exercised	(500,000)	11.11	(100,000)	12.75
Cancelled/Forfeited	(20,000)	26.52	—	—
Balance at end of year	1,033,900	$29.19	428,900	$18.89

Vested options at end of year	—	$—	500,000	$11.11

[1]These options were transferred from the ultimate parent corporation. The fair value of the liability at the transfer date is assumed by the ultimate parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

During the year ended December 31, 2019, 500,000 stock options of the ultimate parent corporation were exercised for a cash consideration of $5.4 million (100,000 stock options for $1.2 million in 2018).

As of December 31, 2019, exercise prices of all outstanding options are from $26.52 to $31.59 and the average of years to maturity is 9.1.

(ii)Deferred share unit and performance share unit plans

The ultimate parent corporation established a DSU plan and a PSU plan for its employees and those of the Corporation. Both plans are based on Quebecor Class B Shares. The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. The PSUs vest over three years and will be redeemed for cash at the end of this period subject to the achievement of financial targets. DSUs and PSUs entitle the holders to receive additional units when dividends are paid on Quebecor Class B Shares. No treasury shares will be issued for the purposes of these plans.

As of December 31, 2019, 62,421 DSUs and 48,840 PSUs were outstanding under these plans. A cash consideration of $2.0 million was paid upon PSUs redemption in 2019.

(b)	Parent corporation stock option plan

Under a stock option plan established by the parent corporation, 6,180,140 Common Shares of the parent Corporation have been set aside for officers, senior employees, directors and other key employees of the Corporation. Each option may be exercised within a maximum period of 10 years following the date of grant at an exercise price not lower than, as the case may be, the fair market value of the Common Shares of the parent corporation at the date of grant, as determined by its Board of Directors (if the Common Shares of the parent corporation are not listed on a stock exchange at the time of the grant), or the five-day weighted average market price ending on the day preceding the date of grant of the Common Shares of the parent corporation on the stock exchange(s) where such shares are listed at the time of grant. As long as the Common Shares of the parent corporation are not listed on a recognized stock exchange, optionees may exercise their vested options during one of the following periods: from March 1 to March 30, from June 1 to June 29, from September 1 to September 29, and from December 1 to December 30. Holders of options under the plan have the choice at the time of exercising their options of receiving an amount in cash (equal to the difference between either the five-day weighted average market price ending on the day preceding the date of exercise of the Common Shares of the parent corporation on the stock exchange(s) where such shares are listed at the time of exercise, or the fair market value of the Common Shares, as determined by the parent corporation’s Board of Directors, and the exercise price of their vested options) or, subject to certain stated conditions, exercise their options to purchase Common Shares of the parent corporation at the exercise price. Except under specific circumstances, and unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five-year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant.

The following table provides details of changes to outstanding options for the years ended December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	75,400	$67.42	158,227	$65.08
Transferred[1]	4,000	51.89	9,300	64.31
Exercised	(28,300)	67.56	(80,927)	62.06
Cancelled/Forfeited	(4,600)	70.56	(11,200)	70.56
Balance at end of year	46,500	$65.69	75,400	67.42

Vested options at end of year	29,250	62.82	36,300	63.76

1These options were transferred from the parent corporation. The fair value of the liability at the transfer date is assumed by the parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

During the year ended December 31, 2019, 28,300 stock options of Quebecor Media Inc. were exercised for a cash consideration of $1.3 million (80,927 stock options for $2.7 million).

As of December 31, 2019, exercise prices of all outstanding options are from $51.89 to $70.56 and the average of years to maturity is 4.6.

(c)	Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plans of the ultimate parent corporation and parent corporation was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the stock option plans:

	Ultimate parent		Parent
December 31, 2019	corporation		corporation

Risk-free interest rate	1.80%		1.79%
Distribution yield	1.35%		1.00%
Expected volatility	17.94%		14.51%
Expected remaining life	5.1	years	1.1	years

	Ultimate parent		Parent
December 31, 2018	corporation		corporation

Risk-free interest rate	2.07%		1.98%
Distribution yield	0.77%		1.13%
Expected volatility	18.30%		15.85%
Expected remaining life	5.3	years	2.0	years

Except for the parent corporation, the expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. Since the Common Shares of the parent corporation are not publicly traded on a stock exchange, expected volatility is derived from the implied volatility of the ultimate parent corporation’s stock. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

(d)	Liability of vested options

As of December 31, 2019, the liability for all vested options was $1.8 million as calculated using the intrinsic value ($1.6 million as of December 31, 2018).

(e)	Consolidated stock-based compensation charge

For the year ended December 31, 2019, a consolidated charge related to all stock-based compensation plans was recorded in the amount of $5.5 million ($3.0 million in 2018 and $3.7 million 2017).